Preferred shares issued by a subsidiary company (Details) (Subsidiary company) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011 Series 2 Shares Y CADPerShare	Dec. 31, 2009 Series 2 Shares CADPerShare	Dec. 31, 2011 Series 2 Shares December 31, 2014 and every five years thereafter	Dec. 31, 2011 Series 3 Shares	Dec. 31, 2011 Series 1 Shares CADPerShare	Dec. 31, 2007 Series 1 Shares CADPerShare	Dec. 31, 2007 Series 1 Shares On or after June 30, 2012 CADPerShare	Dec. 31, 2007 Series 1 Shares After June 30, 2016 CADPerShare	Dec. 31, 2011 Series 1 Shares and Series 2 Shares USD ($)	Dec. 31, 2011 Series 1 Shares and Series 2 Shares CAD
Preferred shares issued by subsidiary company
Number of preferred shares issued		4.0				5.0
Dividend rate on preferred shares (as a percent)		7.00%				4.85%
Issue price of preferred shares (in Canadian dollars per share)		25.00				25.00
Dividend per share per annum (in Canadian dollars per share)	1.75				1.2125
Redemption price after specified date and thereafter (in Canadian dollars per share)			25.00				26.00	25.00
Decline in redemption price per year (in Canadian dollars per share)						0.25
Initial period for declaration of dividend (in years)	5
Period for declaration of dividend at reset rate (in years)	5
Reference rate for dividend	Five-year Government of Canada bond yield			90-day Government of Canada treasury bill rate
Percentage points added to the reference rate	4.18%			4.18%
Frequency for redemption after December 31, 2014 (in years)	5
Dividend paid									$ 3.2	3.3